Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts Receivable, Net

4. Accounts Receivable, Net

Accounts receivable, net is consisted of the following:

	December 31, 2024	December 31, 2025
	RMB	RMB
Accounts receivable, gross:	1,121	1,080
Less: allowance for expected credit loss of receivables	(39)	(108)
Accounts receivable, net	1,082	972

The following table sets out movements of the credit loss provision for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	-	(39)	(39)
Allowance for expected credit loss of receivables	(39)	-	(69)
Balance at end of the year	(39)	(39)	(108)